Cover	Mar. 31, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	KiNRG, Inc. (the “Company”) is filing this Amendment No. 2 on Form 8-K/A (this “Amendment No. 2”) to amend its Current Report on Form 8-K/A filed with the Securities and Exchange Commission on May 21, 2026 (the “Amendment No. 1”), which amended the Company’s Current Report on Form 8-K filed on April 2, 2026 (the “Original Report”). The sole purpose of this Amendment No. 2 is to replace Exhibit 99.1 and Exhibit 99.2 previously filed with Amendment No. 1 with the correct Exhibit 99.1 and Exhibit 99.2. Except as set forth herein, this Amendment No. 2 does not amend, modify or update any other disclosure contained in the Original Report or Amendment No. 1.
Document Period End Date	Mar. 31, 2026
Entity File Number	000-53035
Entity Registrant Name	KiNRG, Inc.
Entity Central Index Key	0000095572
Entity Tax Identification Number	82-6008752
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1213 Culbreth Drive
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Wilmington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28405
City Area Code	910
Local Phone Number	509-7183
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false